Balances and Transactions With Related Parties - Summary of Key Management Personnel Short-Term Compensation (Detail) - Key Management Personnel of Entity or Parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salaries	$ 9,249	$ 12,467
Key management personnel compensation, Bonuses	9,731	6,658
Key management personnel compensation, Social benefits	4,638	2,149
Key management personnel compensation, Compensation	18	222
Key management personnel compensation, Others	757	906
Key management personnel compensation, Total	$ 24,393	$ 22,402